Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2020	December 31, 2021

	RMB in thousands

Equity investments accounted for using the measurement alternative	1,791,393	3,344,465
Equity investments accounted for using the equity method	188,199	1,235,289
Investments accounted for at fair value	253,346	922,770

Total	2,232,938	5,502,524